Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 1,014,412	¥ 1,191,608
Marketable securities	646,171	579,493
Notes and accounts receivable, trade	834,221	996,100
Allowance for doubtful accounts and sales returns	(90,531)	(104,475)
Inventories	704,043	645,455
Deferred income taxes	133,059	197,598
Prepaid expenses and other current assets	602,671	627,093
Total current assets	3,844,046	4,132,872
Film costs	275,389	310,065
Investments and advances:
Affiliated companies	221,993	229,051
Securities investments and other	5,670,662	5,070,342
Investments and advances	5,892,655	5,299,393
Property, plant and equipment:
Land	145,968	153,067
Buildings	868,615	897,054
Machinery and equipment	2,016,956	2,235,032
Construction in progress	53,219	71,242
Property, plant and equipment, Gross	3,084,758	3,356,395
Less - Accumulated depreciation	2,159,890	2,348,444
Property, plant and equipment, Net	924,868	1,007,951
Other assets:
Intangibles, net	391,122	378,917
Goodwill	469,005	438,869
Deferred insurance acquisition costs	428,262	418,525
Deferred income taxes	239,587	403,537
Other	460,054	475,985
Other assets	1,988,030	2,115,833
Total assets	12,924,988	12,866,114
Current liabilities:
Short-term borrowings	53,737	48,785
Current portion of long-term debt	109,614	235,822
Notes and accounts payable, trade	793,275	817,118
Accounts payable, other and accrued expenses	1,013,037	1,003,197
Accrued income and other taxes	79,076	69,175
Deposits from customers in the banking business	1,647,752	1,509,488
Other	430,488	376,340
Total current liabilities	4,126,979	4,059,925
Long-term debt	812,235	924,207
Accrued pension and severance costs	271,320	295,526
Deferred income taxes	306,227	236,521
Future insurance policy benefits and other	4,225,373	3,876,292
Other	226,952	188,088
Total liabilities	9,969,086	9,580,559
Redeemable noncontrolling interest	19,323	0
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2010 - Shares authorized: 3,600,000,000, shares issued: 1,004,571,464, 2011 - Shares authorized: 3,600,000,000, shares issued: 1,004,636,664	630,921	630,822
Additional paid-in capital	1,159,666	1,157,812
Retained earnings	1,566,274	1,851,004
Accumulated other comprehensive income -
Unrealized gains on securities, net	50,336	62,337
Unrealized losses on derivative instruments, net	(1,589)	(36)
Pension liability adjustment	(152,165)	(148,989)
Foreign currency translation adjustments	(700,786)	(582,370)
Accumulated other comprehensive income	(804,204)	(669,058)
Treasury stock, at cost, Common stock, 2010 - 1,039,656 shares, 2011 - 1,051,588 shares	(4,670)	(4,675)
Sony Corporation's stockholders' equity	2,547,987	2,965,905
Noncontrolling Interests	388,592	319,650
Total equity	2,936,579	3,285,555
Total liabilities and equity	¥ 12,924,988	¥ 12,866,114